CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Schedule of Condensed Statements of Profit or Loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Statement Line Items [Line Items]
Administrative expenses | ¥		¥ 6,204	¥ 4,519	¥ 3,577
Profit/ (loss) before income tax | ¥		(6,179)	(4,445)	(3,769)
Profit/ (loss) for the year | ¥		(29,996)	(23,036)	(41,449)
USD [Member]
Statement Line Items [Line Items]
Administrative expenses | $	$ 953
Profit/ (loss) before income tax | $	(949)
Profit/ (loss) for the year | $	(4,609)
Condensed [Member]
Statement Line Items [Line Items]
Administrative expenses | ¥		(5,055)	(3,216)	(2,380)
Impairment of investments in subsidiaries | ¥				(25,335)
Impairment of an amount due from a subsidiary | ¥				(2,821)
Dividend income | ¥				31,680
Interest income | ¥				130
Profit on disposal of a subsidiary | ¥		7,114
Profit/ (loss) before income tax | ¥		2,059	(3,216)	1,274
Profit/ (loss) for the year | ¥		¥ 2,059	¥ (3,216)	¥ 1,274
Condensed [Member] | USD [Member]
Statement Line Items [Line Items]
Administrative expenses | $	(777)
Impairment of investments in subsidiaries | $
Impairment of an amount due from a subsidiary | $
Dividend income | $
Interest income | $
Profit on disposal of a subsidiary | $	1,093
Profit/ (loss) before income tax | $	316
Profit/ (loss) for the year | $	$ 316